Other taxes receivable & Other taxes payable - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other taxes receivable:
Value-added taxes	$ 8,013	$ 8,785
Other taxes receivable	28	79
Other taxes receivable	8,041	8,864
Current	4,227	4,143
Non-Current	3,814	4,721
Other taxes payable:
Value-added taxes	7,964	10,106
Withholding Tax	7,319	11,840
Other taxes payable	337	1,980
Other taxes payable	15,620	23,926
Current	13,994	23,452
Non-Current	$ 1,626	$ 474